Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Changes in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	$ 477.5	$ 427.9	$ 577.6
Non-controlling interest on business combination		11.7
Put option for non-controlling interest		(21.2)
Normal course issuer bid purchase of subordinate voting shares	(140.2)	(26.7)	(253.2)
Normal course issuer bid purchase of subordinate voting shares held for cancellation		(1.2)
Liability to broker under automatic share purchase plan	20.0	(20.0)
Issuance of shares	0.1	0.0	7.1
Net income	58.1	68.9	94.6
Share-based payment	9.8	15.0	14.0
Deferred tax on share-based payment			(0.2)
Shareholders’ equity, ending balance	423.5	477.5	427.9
Total attributable to shareholders
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	469.5	427.9	577.6
Put option for non-controlling interest		(21.2)
Normal course issuer bid purchase of subordinate voting shares	(140.2)	(26.7)	(253.2)
Normal course issuer bid purchase of subordinate voting shares held for cancellation		(1.2)
Liability to broker under automatic share purchase plan	20.0	(20.0)
Issuance of shares	0.1	0.0	7.1
Net income	58.4	72.7	94.6
Share-based payment	9.8	15.0	14.0
Deferred tax on share-based payment			(0.2)
Shareholders’ equity, ending balance	417.0	469.5	427.9
Share capital
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	118.7	118.5	120.5
Normal course issuer bid purchase of subordinate voting shares	(17.8)	(2.4)	(11.9)
Normal course issuer bid purchase of subordinate voting shares held for cancellation		(0.1)
Issuance of shares	4.0	2.7	9.9
Shareholders’ equity, ending balance	104.9	118.7	118.5
Contributed surplus
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	28.5	36.2	25.2
Liability to broker under automatic share purchase plan	20.0	(20.0)
Issuance of shares	(3.9)	(2.7)	(2.8)
Share-based payment	9.8	15.0	14.0
Deferred tax on share-based payment			(0.2)
Shareholders’ equity, ending balance	54.4	28.5	36.2
Retained earnings
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	316.5	290.4	437.1
Put option for non-controlling interest		(21.2)
Normal course issuer bid purchase of subordinate voting shares	(122.4)	(24.3)	(241.3)
Normal course issuer bid purchase of subordinate voting shares held for cancellation		(1.1)
Net income	58.4	72.7	94.6
Shareholders’ equity, ending balance	252.5	316.5	290.4
Non-controlling interest
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	8.0	0.0	0.0
Non-controlling interest on business combination		11.7
Net income	(0.3)	(3.8)
Shareholders’ equity, ending balance	6.5	8.0	0.0
Parent company
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	477.5	427.9	577.6
Non-controlling interest on business combination		11.7
Put option for non-controlling interest		(21.2)
Normal course issuer bid purchase of subordinate voting shares	(140.2)	(26.7)	(253.2)
Normal course issuer bid purchase of subordinate voting shares held for cancellation		(1.2)
Liability to broker under automatic share purchase plan	20.0	(20.0)
Issuance of shares	0.1	0.0	7.1
Net income	56.3	92.0	82.6
Share-based payment	9.8	15.0	14.0
Deferred tax on share-based payment			(0.2)
Shareholders’ equity, ending balance	423.5	477.5	427.9
Parent company | Total attributable to shareholders
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	469.5	427.9	577.6
Put option for non-controlling interest		(21.2)
Normal course issuer bid purchase of subordinate voting shares	(140.2)	(26.7)	(253.2)
Normal course issuer bid purchase of subordinate voting shares held for cancellation		(1.2)
Liability to broker under automatic share purchase plan	20.0	(20.0)
Issuance of shares	0.1	0.0	7.1
Net income	57.8	95.7	82.6
Share-based payment	9.8	15.0	14.0
Deferred tax on share-based payment			(0.2)
Shareholders’ equity, ending balance	417.0	469.5	427.9
Parent company | Share capital
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	118.7	118.5	120.5
Normal course issuer bid purchase of subordinate voting shares	(17.8)	(2.4)	(11.9)
Normal course issuer bid purchase of subordinate voting shares held for cancellation		(0.1)
Issuance of shares	4.0	2.7	9.9
Shareholders’ equity, ending balance	104.9	118.7	118.5
Parent company | Contributed surplus
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	28.5	36.2	25.2
Liability to broker under automatic share purchase plan	20.0	(20.0)
Issuance of shares	(3.9)	(2.7)	(2.8)
Share-based payment	9.8	15.0	14.0
Deferred tax on share-based payment			(0.2)
Shareholders’ equity, ending balance	54.4	28.5	36.2
Parent company | Retained earnings
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	322.3	273.2	431.9
Put option for non-controlling interest		(21.2)
Normal course issuer bid purchase of subordinate voting shares	(122.4)	(24.3)	(241.3)
Normal course issuer bid purchase of subordinate voting shares held for cancellation		(1.1)
Net income	57.8	95.7	82.6
Shareholders’ equity, ending balance	257.7	322.3	273.2
Parent company | Non-controlling interest
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	8.0	0.0	0.0
Non-controlling interest on business combination		11.7
Net income	(1.5)	(3.7)
Shareholders’ equity, ending balance	$ 6.5	$ 8.0	$ 0.0